OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2014	2015
	US$	US$

Rental and other deposits	2,261	2,375
Interest receivable	7,504	-
Unamortized issuance costs for convertible senior notes (Note 16)	5,670	3,283
Rental deposits paid to original lessors for sublease services	-	4,420
Others	1,121	774

	16,556	10,852